Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets are as follows:

	September 30, 2022	June 30, 2022
Prepaid marketing costs	$50,625	$298,300
Prepaid insurance	240,364	230,404
Prepaid gaming costs	408,393	575,113
Accrued income	131,259	110,613
Other	325,944	328,623
Prepaid expenses and other current assets	$1,156,585	$1,543,053

The components of prepaid expenses and other current assets follows:

	June 30, 2022	June 30, 2021
Prepaid marketing costs	$298,300	$1,727,669
Prepaid insurance	230,404	175,620
Prepaid gaming costs	575,113	687,866
Accrued income	110,613	184,707
Other	328,623	488,482
Prepaid expenses and other current assets	$1,543,053	$3,264,344